INCOME TAXES (Tables)	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes by source of income

The components of income from continuing operations before income taxes by source of income are as follows (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011

United States	$18,557	$34,498	$(16,162)
Non-U.S.	72,072	90,470	112,131

	$90,629	$124,968	$95,969

Provision (benefit) for income taxes

The provision (benefit) for income taxes consists of (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011

Current:
Federal	$2,740	$45,173	$(1,493)
State and local	126	7,205	8,494
Non-U.S.	34,158	32,301	34,356

	$37,024	$84,679	$41,357

Deferred:
Federal	$(1,007)	$(42,515)	$(22,885)
State and local	(656)	(11,189)	(8,946)
Non-U.S.	(16,128)	(12,909)	(10,260)

	(17,791)	(66,613)	(42,091)

	$19,233	$18,066	$(734)

Effective Income Tax Rate Reconciliation

The provision for income taxes varies from the amount determined by applying the United States Federal statutory rate to pretax income as a result of the following (all percentages are as a percentage of pretax income):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011

United States statutory income tax rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
State income taxes, net of Federal tax benefit	1.0	0.5	2.1
Foreign taxes	(2.2)	(9.8)	(10.7)
Permanent book/tax differences	1.8	(0.6)	1.2
Uncertain tax positions	(1.6)	(1.8)	(17.7)
Tax credits & other	(12.8)	(8.8)	(10.7)

Effective income tax rate	21.2%	14.5%	(0.8)%

Components of deferred taxes

As of September 27, 2013 and September 28, 2012, the components of deferred taxes are as follows (in thousands):

	September 27, 2013	September 28, 2012
Deferred tax liabilities:
Property and equipment	$71,425	$82,627
Investments	43,527	95,445
Other intangible assets, including goodwill	700,526	717,583
Inventory and other	70,037	13,095

Gross deferred tax liability	885,515	908,750

Deferred tax assets:
Insurance	36,458	41,443
Employee compensation and benefits	218,491	214,847
Accruals and allowances	37,876	43,781
Derivatives	18,449	31,879
Net operating loss/credit carryforwards and other	37,264	37,509

Gross deferred tax asset, before valuation allowances	348,538	369,459

Valuation allowances	(10,263)	(15,187)

Net deferred tax liability	$547,240	$554,478

Reconciliation of the Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits follows (in thousands):

September 27, 2013
Gross unrecognized tax benefits at September 28, 2012	$31,977
Additions based on tax positions taken in the current year	2,342
Reductions for tax positions taken in prior years	(1,123)
Reductions for remeasurements, settlements and payments	(3,919)
Reductions due to statute expiration	(1,940)

Gross unrecognized tax benefits at September 27, 2013	$27,337

September 28, 2012
Gross unrecognized tax benefits at September 30, 2011	$34,040
Additions based on tax positions taken in the current year	2,304
Additions for tax positions taken in prior years	(254)
Reductions for remeasurements, settlements and payments	(3,306)
Reductions due to statute expiration	(807)

Gross unrecognized tax benefits at September 28, 2012	$31,977